Condensed Consolidated Statement of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income
Amount, Beginning Balance at Jun. 30, 2014	$ 45,917	$ 69	$ 93,467	$ (9,344)	$ (36,266)	$ (2,009)
Shares, Beginning Balance (in shares) at Jun. 30, 2014		6,875,605
Increase (Decrease) in Stockholders' Equity
Net loss	(43,000)				(43,000)
Other comprehensive income, net of tax	7,311					7,311
Stock and stock-based compensation	1,606	$ 0	1,606
Stock and stock based compensation (in shares)		30,791
Executive and employee forfeiture of options upon resignation	(648)		(648)
Executive forfeiture of restricted stock upon resignation	(67)		(67)
Executive forfeiture of restricted stock upon resignation (in shares)		(17,500)
Purchase of stock and options from former executive	(1,445)		(983)	(462)
Net shares repurchased for employee tax costs upon vesting of restricted stock	$ (104)		(104)	0
Net shares repurchased for employee tax costs upon vesting of restricted stock (in shares)	(5,981)	(5,981)
Stock options exercised, net of shares withheld to satisfy employee tax obligations	$ 115		115
Stock options exercised, net of shares withheld to satisfy employee tax obligations (in shares)	61,849	34,112
Preferred stock dividend	$ (1,740)				(1,740)
Adjustment of preferred stock to redemption value	0
Amount, Ending Balance at Jun. 30, 2015	7,945	$ 69	93,386	(9,806)	(81,006)	5,302
Shares, Ending Balance (in shares) at Jun. 30, 2015		6,917,027
Increase (Decrease) in Stockholders' Equity
Net loss	(17,577)				(17,577)
Other comprehensive income, net of tax	(390)					(390)
Stock and stock-based compensation	701	$ 1	700
Stock and stock based compensation (in shares)		62,500
Net shares repurchased for employee tax costs upon vesting of restricted stock	$ (11)		(11)
Net shares repurchased for employee tax costs upon vesting of restricted stock (in shares)	(5,220)	(5,220)
Payment of cash in lieu of issuance of fractional shares in one share for eight shares reverse stock split	$ (6)		(6)
Stock options exercised, net of shares withheld to satisfy employee tax obligations (in shares)	0
Payment of cash in lieu of issuance of fractional shares in one share for eight shares reverse stock split (in shares)		(2,284)
Preferred stock dividend	$ (1,858)				(1,858)
Adjustment of preferred stock to redemption value	4,207				4,207
Amount, Ending Balance at Jun. 30, 2016	(6,989)	$ 70	94,069	(9,806)	(96,234)	4,912
Shares, Ending Balance (in shares) at Jun. 30, 2016		6,972,023
Increase (Decrease) in Stockholders' Equity
Net loss	(1,365)				(1,365)
Other comprehensive income, net of tax	506					506
Stock and stock-based compensation	590	$ 1	589
Net shares repurchased for employee tax costs upon vesting of restricted stock	$ (3)		(3)
Net shares repurchased for employee tax costs upon vesting of restricted stock (in shares)	(2,529)
Stock options exercised, net of shares withheld to satisfy employee tax obligations (in shares)	0
Preferred stock dividend	$ (162)				(162)
Adjustment of preferred stock to redemption value	162				162
Contribution to equity upon redemption of preferred stock	9,892		9,892
Amount, Ending Balance at Sep. 30, 2016	$ 2,631	$ 71	$ 104,547	$ (9,806)	$ (97,599)	$ 5,418